Quarterly Holdings Report
for
Fidelity® Stocks for Inflation ETF
October 31, 2024
SXE-NPRT1-1224
1.9896217.104
Common Stocks - 99.8%
	Shares	Value ($)
BERMUDA - 0.6%
Financials - 0.6%
Insurance - 0.6%
RenaissanceRe Holdings Ltd	4,485	1,176,864
CHINA - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP Semiconductors NV	2,331	546,620
UNITED STATES - 98.9%
Communication Services - 3.6%
Diversified Telecommunication Services - 0.3%
AT&T Inc	13,649	307,648
Verizon Communications Inc	7,702	324,486
		632,134
Entertainment - 0.5%
Netflix Inc (b)	734	554,926
Walt Disney Co/The	3,343	321,597
		876,523
Interactive Media & Services - 2.6%
Alphabet Inc Class A	16,400	2,806,205
Meta Platforms Inc Class A	3,373	1,914,447
Pinterest Inc Class A (b)	2,774	88,185
		4,808,837
Media - 0.2%
Comcast Corp Class A	7,287	318,223
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	1,080	241,012
TOTAL COMMUNICATION SERVICES		6,876,729

Consumer Discretionary - 4.8%
Broadline Retail - 2.2%
Amazon.com Inc (b)	19,137	3,567,137
eBay Inc	10,436	600,174
		4,167,311
Diversified Consumer Services - 0.3%
H&R Block Inc	9,661	577,052
Hotels, Restaurants & Leisure - 0.9%
Airbnb Inc Class A (b)	4,754	640,791
Booking Holdings Inc	206	963,308
		1,604,099
Household Durables - 0.6%
PulteGroup Inc	4,522	585,735
Toll Brothers Inc	4,062	594,839
		1,180,574
Specialty Retail - 0.8%
Abercrombie & Fitch Co Class A (b)	3,861	508,841
Gap Inc/The	23,498	488,053
Williams-Sonoma Inc	3,929	526,997
		1,523,891
TOTAL CONSUMER DISCRETIONARY		9,052,927

Consumer Staples - 10.4%
Beverages - 1.4%
Coca-Cola Consolidated Inc	2,281	2,564,437
Household Products - 5.3%
Colgate-Palmolive Co	30,771	2,883,550
Kimberly-Clark Corp	21,496	2,884,333
Procter & Gamble Co/The	25,361	4,189,131
		9,957,014
Personal Care Products - 1.9%
BellRing Brands Inc (b)	55,334	3,642,637
Tobacco - 1.8%
Altria Group Inc	62,305	3,393,130
TOTAL CONSUMER STAPLES		19,557,218

Energy - 8.5%
Oil, Gas & Consumable Fuels - 8.5%
Antero Midstream Corp	271,832	3,906,226
Marathon Petroleum Corp	23,193	3,373,886
Texas Pacific Land Corp	4,683	5,460,378
Valero Energy Corp	25,449	3,302,262
		16,042,752
Financials - 8.2%
Banks - 0.7%
Citigroup Inc	20,275	1,301,047
Capital Markets - 0.7%
Ameriprise Financial Inc	2,643	1,348,723
Consumer Finance - 1.9%
Capital One Financial Corp	7,893	1,284,901
Discover Financial Services	7,998	1,187,143
Synchrony Financial	21,756	1,199,626
		3,671,670
Financial Services - 3.0%
Corebridge Financial Inc	37,070	1,177,714
Jackson Financial Inc	12,084	1,207,796
MGIC Investment Corp	41,888	1,048,875
Visa Inc Class A	7,330	2,124,601
		5,558,986
Insurance - 1.9%
Hartford Financial Services Group Inc/The	9,901	1,093,466
Progressive Corp/The	6,014	1,460,380
Reinsurance Group of America Inc	4,690	989,965
		3,543,811
TOTAL FINANCIALS		15,424,237

Health Care - 15.1%
Biotechnology - 4.2%
AbbVie Inc	17,189	3,504,321
Regeneron Pharmaceuticals Inc (b)	2,270	1,902,714
United Therapeutics Corp (b)	6,470	2,419,586
		7,826,621
Health Care Providers & Services - 6.7%
Cigna Group/The	7,232	2,276,706
Elevance Health Inc	4,714	1,912,753
HCA Healthcare Inc	6,388	2,291,631
McKesson Corp	3,751	1,877,713
Tenet Healthcare Corp (b)	14,333	2,221,902
Universal Health Services Inc Class B	9,800	2,002,238
		12,582,943
Life Sciences Tools & Services - 0.8%
Medpace Holdings Inc (b)	5,456	1,714,384
Pharmaceuticals - 3.4%
Eli Lilly & Co	5,326	4,419,195
Royalty Pharma PLC Class A	74,005	1,998,135
		6,417,330
TOTAL HEALTH CARE		28,541,278

Industrials - 4.5%
Building Products - 0.9%
Carlisle Cos Inc	2,100	886,683
Owens Corning	4,619	816,593
		1,703,276
Construction & Engineering - 1.1%
Comfort Systems USA Inc	2,565	1,003,018
EMCOR Group Inc	2,314	1,032,206
		2,035,224
Electrical Equipment - 0.3%
Atkore Inc	6,404	549,206
Machinery - 1.2%
Caterpillar Inc	3,280	1,233,936
Mueller Industries Inc	12,108	992,493
		2,226,429
Professional Services - 0.6%
Leidos Holdings Inc	5,881	1,077,164
Trading Companies & Distributors - 0.4%
Boise Cascade Co	6,189	823,323
TOTAL INDUSTRIALS		8,414,622

Information Technology - 25.0%
Communications Equipment - 0.4%
Arista Networks Inc (b)	1,883	727,667
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp Class A	9,731	652,171
IT Services - 0.8%
GoDaddy Inc Class A (b)	3,131	522,250
IBM Corporation	4,741	980,060
		1,502,310
Semiconductors & Semiconductor Equipment - 9.4%
Applied Materials Inc	4,411	800,949
Broadcom Inc	15,493	2,630,247
Cirrus Logic Inc (b)	3,330	365,701
KLA Corp	906	603,604
Lam Research Corp	8,496	631,678
Micron Technology Inc	7,055	703,031
NVIDIA Corp	76,264	10,124,809
Onto Innovation Inc (b)	2,356	467,265
QUALCOMM Inc	5,650	919,651
Skyworks Solutions Inc	4,031	353,034
		17,599,969
Software - 8.3%
ACI Worldwide Inc (b)	8,707	428,384
AppLovin Corp Class A (b)	5,646	956,376
CommVault Systems Inc (b)	2,738	427,648
Crowdstrike Holdings Inc Class A (b)	2,394	710,707
DocuSign Inc (b)	7,768	538,944
Dropbox Inc Class A (b)	17,256	446,068
Fair Isaac Corp (b)	316	629,823
Gen Digital Inc	16,849	490,474
Microsoft Corp	22,900	9,305,416
Palo Alto Networks Inc (b)	2,173	782,997
Qualys Inc (b)	2,885	344,007
Zoom Video Communications Inc Class A (b)	7,284	544,406
		15,605,250
Technology Hardware, Storage & Peripherals - 5.8%
Apple Inc	44,387	10,027,467
Dell Technologies Inc Class C	4,330	535,318
NetApp Inc	3,745	431,836
		10,994,621
TOTAL INFORMATION TECHNOLOGY		47,081,988

Materials - 7.3%
Chemicals - 2.6%
CF Industries Holdings Inc	59,468	4,890,054
Metals & Mining - 4.7%
Nucor Corp	29,473	4,180,450
Steel Dynamics Inc	35,812	4,673,466
		8,853,916
TOTAL MATERIALS		13,743,970

Real Estate - 5.6%
Hotel & Resort REITs - 1.8%
Host Hotels & Resorts Inc	195,720	3,374,213
Retail REITs - 2.0%
Simon Property Group Inc	22,252	3,763,258
Specialized REITs - 1.8%
VICI Properties Inc	106,977	3,397,590
TOTAL REAL ESTATE		10,535,061

Utilities - 5.9%
Electric Utilities - 2.5%
NRG Energy Inc	52,748	4,768,419
Independent Power and Renewable Electricity Producers - 3.4%
Vistra Corp	51,431	6,426,818
TOTAL UTILITIES		11,195,237

TOTAL UNITED STATES		186,466,019
TOTAL COMMON STOCKS (Cost $157,113,467)		188,189,503

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/21/2024 (e) (Cost $10,969)	5.08	11,000	10,972

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $172,238)	4.87	172,203	172,238

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $157,296,674)	188,372,713
NET OTHER ASSETS (LIABILITIES) - 0.1% (c)	170,281
NET ASSETS - 100.0%	188,542,994

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	Dec 2024	286,925	1,967	1,967

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Includes $23,600 of cash collateral to cover margin requirements for futures contracts.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,972.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	286,511	1,365,939	1,480,212	2,741	-	-	172,238	0.0%
Total	286,511	1,365,939	1,480,212	2,741	-	-	172,238

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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